Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Write down provision to net realizable value	$ 1,009	$ 474
Net charge to income statement	552	27
Hydrocarbon Inventories
Disclosure of financial assets [line items]
Write down provision to net realizable value	604	62
Net charge to income statement	$ 553	$ 31